Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (938,412)	$ 782,296	$ 1,642,794
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	490,484	(950,045)	(2,020,552)
Prepayments	(4,400,661)		291,484
Net cash used in operating activities	(4,848,589)	(167,749)	(86,274)
Cash flows from financing activities:
Amounts advanced from related parties	(10,556,693)	166,872	(19,145)
Proceeds from private placement	18,465,009
Net cash provided by (used in) financing activities	7,908,316	166,872	(19,145)
Effect of exchange rate change on cash	2,443	82	30
Net increase (decrease) in cash	3,062,170	(795)	(105,389)
Cash at beginning of the year	16,876	17,671	123,060
Cash at end of the year	$ 3,079,046	$ 16,876	$ 17,671